Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, unlimited shares authorized	Unlimited	Unlimited
Ordinary shares, par value (in Dollars per share)	$ 0.08	$ 0.08
Ordinary shares, shares issued	3,612,885	2,031,394
Ordinary shares, shares outstanding	3,612,885	2,031,394